Other (Expense)/Income, net	6 Months Ended
Jun. 30, 2017
OTHER (EXPENSE)/INCOME, NET [Abstract]
OTHER (EXPENSE)/INCOME, NET
NOTE 10: OTHER (EXPENSE)/INCOME, NET
In February 2017, two self-propelled barges of Navios Logistics' fleet, Formosa and San Lorenzo, were sold for a total of $1,109 to be paid in cash. Sale prices for the barges will be received in installments through 2023. Gain on sale of assets of $1,030 was included in the statement of comprehensive (loss)/income within the caption of “Other (expense)/ income, net”.
During the six month period ended June 30, 2017 and 2016, taxes other-than income taxes of Navios Logistics amounted to $4,427 and $4,735, respectively, and were included in the statements of comprehensive loss within the caption “Other (expense)/income, net”.
In March 2016, the Company agreed with a charterer for the early redelivery of one of its vessels in exchange for $13,000 in cash and settlement of outstanding claims payable to the charterer amounting to $1,871. The total gain of $14,871 was included in the statement of comprehensive (loss)/income within the caption of “Other (expense)/income, net”.